COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	Annual minimum future rental commitments under these leases, at exchange rates in effect on December 31, 2016, are approximately as follows:
2017	$598
2018	148
2019	22

$768